Trade Accounts Receivable, Unbilled Services (Contract Assets) and Payments on Account (Contract Liabilities) - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from Contract with Customer [Abstract]
Billed services (accounts receivable)	$ 423,680	$ 388,431
Trade accounts receivable and unbilled revenue	786,606	656,940
Allowance for doubtful accounts	(8,889)	(8,930)	$ (9,450)
Trade accounts receivable and unbilled revenue, net	777,717	648,010
Unbilled services (unbilled revenue)	362,926	268,509
Unearned revenue (payments on account)	(274,468)	(298,992)
Net balance	88,458	$ (30,483)
Change in unbilled receivables	94,417
Change in unearned revenue (payments on account)	24,524
Change in advance payments netted against unbilled contracts receivable	$ 118,941
Change in unbilled receivables, percent	35.20%
Change in unearned revenue (payments on account), percent	(8.20%)
Change in advance payments netted against unbilled contracts receivable, percent	390.20%
Amounts due to third parties for reimbursable expenses	$ 85,600
Credit loss expense	$ 700